Revenues Based on Domicile of Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 1,870,972	$ 1,808,966	$ 1,717,577
Total revenues, percentage	100.00%	100.00%	100.00%
United States
Segment Reporting Information [Line Items]
Total revenues	1,219,900	1,227,800	1,204,400
Total revenues, percentage	65.20%	67.90%	70.10%
Europe
Segment Reporting Information [Line Items]
Total revenues	293,000	283,500	250,200
Total revenues, percentage	15.70%	15.70%	14.60%
Canada
Segment Reporting Information [Line Items]
Total revenues	217,500	171,500	161,900
Total revenues, percentage	11.60%	9.50%	9.40%
Japan
Segment Reporting Information [Line Items]
Total revenues	78,600	76,300	61,300
Total revenues, percentage	4.20%	4.20%	3.60%
Mexico
Segment Reporting Information [Line Items]
Total revenues	11,700	7,800	7,900
Total revenues, percentage	0.60%	0.40%	0.50%
Other
Segment Reporting Information [Line Items]
Total revenues	$ 50,300	$ 42,100	$ 31,900
Total revenues, percentage	2.70%	2.30%	1.80%